Employee Benefit Plans (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Retirement Benefits [Abstract]
Defined contribution plan, eligibiilty, minimum employee age	21 years
Defined contribution plan, eligibility, minimum employee service time for participation eligibility	six months
Defined contribution plan, employer discretionary contribution amount	$ 50	$ 50	$ 50
Deferred Compensation Arrangements [Abstract]
Deferred compensation liability	2,300		1,600
Deferred compensation assets	$ 3,100		$ 2,300